SCHEDULE OF CHANGES IN WORKING CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information
(Increase) decrease in due from related party	$ (143)	$ 102	$ (126)
(Increase) decrease in prepaid expenses	(17)	7	3
(Decrease) increase in trade payables and accrued liabilities	(122)	(155)	134
Total changes in working capital	$ (282)	$ (46)	$ 11